Shareholder Report	2 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Guggenheim Funds Trust
Entity Central Index Key		0000088525
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C 000023961 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Alpha Opportunity Fund
Class Name		Class A
Trading Symbol		SAOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$186	1.73%

Expenses Paid, Amount		$ 186
Expense Ratio, Percent		1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 14.64%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.64%	5.75%	3.34%
Class A (with sales charge)†	9.18%	4.72%	2.84%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,989,207	$ 37,989,207
Holdings Count | shares	156	156
Advisory Fees Paid, Amount		$ 288,033
Investment Company, Portfolio Turnover		306.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023963 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Alpha Opportunity Fund
Class Name		Class C
Trading Symbol		SAOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$265	2.48%

Expenses Paid, Amount		$ 265
Expense Ratio, Percent		2.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 13.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.86%	4.95%	2.56%
Class C (with CDSC)‡	12.86%	4.95%	2.56%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,989,207	$ 37,989,207
Holdings Count | shares	156	156
Advisory Fees Paid, Amount		$ 288,033
Investment Company, Portfolio Turnover		306.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155960 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Alpha Opportunity Fund
Class Name		Class P
Trading Symbol		SAOSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$186	1.73%

Expenses Paid, Amount		$ 186
Expense Ratio, Percent		1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 14.65%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	14.65%	5.76%	2.92%
S&P 500 Index	36.35%	15.98%	13.32%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.76%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,989,207	$ 37,989,207
Holdings Count | shares	156	156
Advisory Fees Paid, Amount		$ 288,033
Investment Company, Portfolio Turnover		306.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000071557 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Alpha Opportunity Fund
Class Name		Institutional Class
Trading Symbol		SAOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Alpha Opportunity Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$153	1.42%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.42%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 15.04%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the S&P 500 Index gain more than 36% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate, whereas security selection was quite strong.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	15.04%	6.04%	3.72%
S&P 500 Index	36.35%	15.98%	13.38%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 37,989,207	$ 37,989,207
Holdings Count | shares	156	156
Advisory Fees Paid, Amount		$ 288,033
Investment Company, Portfolio Turnover		306.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$37,989,207
Total Number of Portfolio Holdings	156
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$288,033

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

UFP Industries, Inc.	1.1%
Acuity Brands, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Boise Cascade Co.	1.1%
Mueller Industries, Inc.	1.1%
Apogee Enterprises, Inc.	1.0%
Teekay Tankers Ltd. — Class A	1.0%
Entergy Corp.	1.0%
Incyte Corp.	1.0%
Gilead Sciences, Inc.	1.0%
Top 10 Total	10.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Opportunity Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136530 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Large Cap Value Fund
Class Name		Class A
Trading Symbol		SECIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$125	1.12%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 23.55%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	23.55%	11.87%	8.99%
Class A (with sales charge)†	17.67%	10.79%	8.47%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,156,538	$ 40,156,538
Holdings Count | shares	83	83
Advisory Fees Paid, Amount		$ 92,634
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136532 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Large Cap Value Fund
Class Name		Class C
Trading Symbol		SEGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$208	1.87%

Expenses Paid, Amount		$ 208
Expense Ratio, Percent		1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 22.63%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	22.63%	11.04%	8.18%
Class C (with CDSC)‡	21.63%	11.04%	8.18%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,156,538	$ 40,156,538
Holdings Count | shares	83	83
Advisory Fees Paid, Amount		$ 92,634
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155972 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Large Cap Value Fund
Class Name		Class P
Trading Symbol		SEGPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$125	1.12%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 23.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	23.56%	11.88%	9.18%
S&P 500 Index	36.35%	15.98%	13.32%
Russell 1000 Value Index	27.76%	10.69%	9.14%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,156,538	$ 40,156,538
Holdings Count | shares	83	83
Advisory Fees Paid, Amount		$ 92,634
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136533 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		GILCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Large Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$97	0.87%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 23.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 27.76% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 1000 Value Index (the fund's ancillary index) due to sector allocation, as an overweight to the Energy sector, the worst performing sector, and an underweight to the Industrials sector, hurt results. An overweight to the Utilities sector, which was one of the best performing sectors during the reporting period, benefited performance. The largest individual detractor for the fund was Humana, Inc., a health insurance provider whose profitability suffered as industry competition increased along with patients' claims. Positive selection within the Technology sector, which benefited from AI-driven investment, contributed to performance.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	23.89%	12.15%	9.26%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,156,538	$ 40,156,538
Holdings Count | shares	83	83
Advisory Fees Paid, Amount		$ 92,634
Investment Company, Portfolio Turnover		13.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,156,538
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,634

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

iShares Russell 1000 Value ETF	3.8%
Berkshire Hathaway, Inc. — Class B	2.8%
Verizon Communications, Inc.	2.7%
Bank of America Corp.	2.6%
Walmart, Inc.	2.6%
Chevron Corp.	2.3%
OGE Energy Corp.	1.9%
Curtiss-Wright Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Jefferies Financial Group, Inc.	1.9%
Top 10 Total	24.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000165920 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Market Neutral Real Estate Fund
Class Name		Class A
Trading Symbol		GUMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$164	1.63%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 1.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class A (without sales charge)	1.47%	1.38%	2.43%
Class A (with sales charge)†	-3.35%	0.40%	1.85%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,826,908	$ 40,826,908
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 322,604
Investment Company, Portfolio Turnover		136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000165921 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Market Neutral Real Estate Fund
Class Name		Class C
Trading Symbol		GUMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$239	2.38%

Expenses Paid, Amount		$ 239
Expense Ratio, Percent		2.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 0.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class C (without CDSC)	0.70%	0.62%	1.65%
Class C (with CDSC)‡	-0.30%	0.62%	1.65%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,826,908	$ 40,826,908
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 322,604
Investment Company, Portfolio Turnover		136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000165923 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Market Neutral Real Estate Fund
Class Name		Class P
Trading Symbol		GUMPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$164	1.63%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 1.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Class P	1.42%	1.36%	2.37%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,826,908	$ 40,826,908
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 322,604
Investment Company, Portfolio Turnover		136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000165922 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Market Neutral Real Estate Fund
Class Name		Institutional Class
Trading Symbol		GUMNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Market Neutral Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$139	1.38%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 1.69%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among REITs Sectors, the fund had negative contribution from Residential, Net Lease, and Industrial. This was slightly offset by positive contribution in Lodging, Data Center, and Strip Retail.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (2.26.16)
Institutional Class	1.69%	1.63%	2.65%
S&P 500 Index	36.35%	15.98%	15.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.92%

Performance Inception Date		Feb. 26, 2016
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,826,908	$ 40,826,908
Holdings Count | shares	36	36
Advisory Fees Paid, Amount		$ 322,604
Investment Company, Portfolio Turnover		136.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$40,826,908
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	136%
Total Advisory Fees Paid	$322,604

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Kilroy Realty Corp.	3.6%
Invitation Homes, Inc.	3.4%
Essex Property Trust, Inc.	3.0%
VICI Properties, Inc.	3.0%
Park Hotels & Resorts, Inc.	2.4%
Kite Realty Group Trust	2.4%
Alexandria Real Estate Equities, Inc.	2.3%
Kimco Realty Corp.	2.2%
Prologis, Inc.	2.0%
Healthcare Realty Trust, Inc.	2.0%
Top 10 Total	26.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Market Neutral Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000138554 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Risk Managed Real Estate Fund
Class Name		Class A
Trading Symbol		GURAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$194	1.70%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.70%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 28.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	28.31%	6.14%	8.67%
Class A (with sales charge)†	22.20%	5.11%	8.14%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 338,231,464	$ 338,231,464
Holdings Count | shares	111	111
Advisory Fees Paid, Amount		$ 2,430,467
Investment Company, Portfolio Turnover		72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000138555 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Risk Managed Real Estate Fund
Class Name		Class C
Trading Symbol		GURCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$276	2.43%

Expenses Paid, Amount		$ 276
Expense Ratio, Percent		2.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 27.44%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	27.44%	5.35%	7.87%
Class C (with CDSC)‡	26.44%	5.35%	7.87%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 338,231,464	$ 338,231,464
Holdings Count | shares	111	111
Advisory Fees Paid, Amount		$ 2,430,467
Investment Company, Portfolio Turnover		72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155974 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Risk Managed Real Estate Fund
Class Name		Class P
Trading Symbol		GURPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$200	1.75%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 28.30%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	28.30%	6.09%	7.58%
S&P 500 Index	36.35%	15.98%	13.32%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	6.84%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 338,231,464	$ 338,231,464
Holdings Count | shares	111	111
Advisory Fees Paid, Amount		$ 2,430,467
Investment Company, Portfolio Turnover		72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000138556 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim Risk Managed Real Estate Fund
Class Name		Institutional Class
Trading Symbol		GURIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Risk Managed Real Estate Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$160	1.40%

Expenses Paid, Amount		$ 160
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 28.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the FTSE NAREIT Equity REITs Total Return Index, which returned 34.74% for the same period.

The fund's broad-based securities market index was changed from the FTSE NAREIT Equity REITs Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, resulting in a 50 basis point rate cut by the U.S. Federal Reserve in September and potentially up to two more by the end of 2024. This optimism helped the FTSE Nareit Equity REITS Index (the Fund's ancillary index) to gain more than 34%. The fund underperformed the FTSE Nareit Equity REITS Index. Of the fund's three potential alpha sources (long-only portfolio, long/short portfolio, REIT risk allocation model), two of the three contributed negatively to performance. The long sleeve underperformed the index, while the long/short sleeve contributed to the fund's return. The risk allocation model detracted from return as the index performed strongly during the last quarter of the year versus the roughly 91% beta exposure of the fund (which is typical neutral positioning for the fund).

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	28.74%	6.46%	9.00%
S&P 500 Index	36.35%	15.98%	13.38%
FTSE NAREIT Equity REITs Total Return Index	34.74%	5.46%	7.83%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 338,231,464	$ 338,231,464
Holdings Count | shares	111	111
Advisory Fees Paid, Amount		$ 2,430,467
Investment Company, Portfolio Turnover		72.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$338,231,464
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$2,430,467

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Prologis, Inc.	9.2%
Equinix, Inc.	5.7%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.2%
VICI Properties, Inc.	3.9%
Public Storage	3.7%
Realty Income Corp.	3.4%
Extra Space Storage, Inc.	3.3%
Invitation Homes, Inc.	3.0%
Top 10 Total	46.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Risk Managed Real Estate Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023970 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim SMid Cap Value Fund
Class Name		Class A
Trading Symbol		SEVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$133	1.20%

Expenses Paid, Amount		$ 133
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 21.25%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	21.25%	10.26%	8.54%
Class A (with sales charge)†	15.51%	9.20%	8.02%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 371,566,045	$ 371,566,045
Holdings Count | shares	87	87
Advisory Fees Paid, Amount		$ 2,631,997
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023972 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim SMid Cap Value Fund
Class Name		Class C
Trading Symbol		SEVSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$222	2.02%

Expenses Paid, Amount		$ 222
Expense Ratio, Percent		2.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 20.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	20.27%	9.36%	7.67%
Class C (with CDSC)‡	19.27%	9.36%	7.67%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 371,566,045	$ 371,566,045
Holdings Count | shares	87	87
Advisory Fees Paid, Amount		$ 2,631,997
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155962 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim SMid Cap Value Fund
Class Name		Class P
Trading Symbol		SEVPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$132	1.19%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 21.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	21.24%	10.20%	8.75%
S&P 500 Index	36.35%	15.98%	13.32%
Russell 2500 Value Index	26.59%	9.99%	8.10%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 371,566,045	$ 371,566,045
Holdings Count | shares	87	87
Advisory Fees Paid, Amount		$ 2,631,997
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000215565 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim SMid Cap Value Fund
Class Name		Institutional Class
Trading Symbol		SVUIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim SMid Cap Value Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$104	0.94%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 21.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 26.59% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund lagged the Russell 2500 Value Index (the fund's ancillary index). While poor performance from smaller positions such as LivePerson, Inc., Luna Innovations, and Ginkgo Bioworks were the largest negative contributors, none detracted from performance by more than 45 basis points. Sector allocation was a larger detractor from performance, especially an overweighting in the Energy sector. Positive contributors included selection in Financials and Industrials as Jeffries Financial, Stifel Financial, PGTI, and Leidos all gained more than 50% during the period. Performance was subdued relative to equity indexes such as the S&P 500 Index which benefited from AI-driven large cap technology growth stocks.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class[1]	21.52%	10.44%	8.91%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 2500 Value Index	26.59%	9.99%	8.47%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 371,566,045	$ 371,566,045
Holdings Count | shares	87	87
Advisory Fees Paid, Amount		$ 2,631,997
Investment Company, Portfolio Turnover		25.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$371,566,045
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$2,631,997

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

OGE Energy Corp.	2.6%
Ingredion, Inc.	2.5%
Evergy, Inc.	2.3%
Unum Group	2.2%
Teledyne Technologies, Inc.	2.2%
Stifel Financial Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Teradyne, Inc.	2.1%
Encompass Health Corp.	2.0%
Jefferies Financial Group, Inc.	2.0%
Top 10 Total	22.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha SMid Cap Value Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023958 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Large Core Fund
Class Name		Class A
Trading Symbol		SECEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$189	1.59%

Expenses Paid, Amount		$ 189
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 37.38%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	37.38%	15.01%	12.51%
Class A (with sales charge)†	30.86%	13.90%	11.97%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 264,090,628	$ 264,090,628
Holdings Count | shares	84	84
Advisory Fees Paid, Amount		$ 1,714,349
Investment Company, Portfolio Turnover		56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements, was 1.59% for the year ended September 30, 2024, an increase of 0.15% compared to the prior year. The primary driver of the increase was an increase in interest expense on cash collateral received.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Material Fund Change Expenses [Text Block]		The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements, was 1.59% for the year ended September 30, 2024, an increase of 0.15% compared to the prior year. The primary driver of the increase was an increase in interest expense on cash collateral received.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023960 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Large Core Fund
Class Name		Class C
Trading Symbol		SFECX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$293	2.48%

Expenses Paid, Amount		$ 293
Expense Ratio, Percent		2.48%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 36.17%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	36.17%	13.97%	11.51%
Class C (with CDSC)‡	35.17%	13.97%	11.51%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 264,090,628	$ 264,090,628
Holdings Count | shares	84	84
Advisory Fees Paid, Amount		$ 1,714,349
Investment Company, Portfolio Turnover		56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155959 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Large Core Fund
Class Name		Class P
Trading Symbol		SFEPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$196	1.65%

Expenses Paid, Amount		$ 196
Expense Ratio, Percent		1.65%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 37.29%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	37.29%	14.85%	12.21%
S&P 500 Index	36.35%	15.98%	13.32%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 264,090,628	$ 264,090,628
Holdings Count | shares	84	84
Advisory Fees Paid, Amount		$ 1,714,349
Investment Company, Portfolio Turnover		56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000110205 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Large Core Fund
Class Name		Institutional Class
Trading Symbol		GILIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Large Core Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$164	1.38%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 37.71%, outperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What factors materially affected the fund's performance over the last year?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	37.71%	15.25%	12.82%
S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 264,090,628	$ 264,090,628
Holdings Count | shares	84	84
Advisory Fees Paid, Amount		$ 1,714,349
Investment Company, Portfolio Turnover		56.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$264,090,628
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$1,714,349

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund III	31.6%
Guggenheim Strategy Fund II	27.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.9%
Microsoft Corp.	1.6%
Apple, Inc.	1.4%
NVIDIA Corp.	1.3%
Amazon.com, Inc.	0.8%
Alphabet, Inc. — Class C	0.7%
Johnson & Johnson	0.4%
AbbVie, Inc.	0.4%
Top 10 Total	78.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements, was 1.38% for the year ended September 30, 2024, an increase of 0.15% compared to the prior year. The primary driver of the increase was an increase in interest expense on cash collateral received.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Large Core Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136534 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Mid Growth Fund
Class Name		Class A
Trading Symbol		SECUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$194	1.68%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 31.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	31.52%	11.17%	10.56%
Class A (with sales charge)‡	25.29%	10.09%	10.02%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 77,712,974	$ 77,712,974
Holdings Count | shares	113	113
Advisory Fees Paid, Amount		$ 538,718
Investment Company, Portfolio Turnover		80.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136536 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Mid Growth Fund
Class Name		Class C
Trading Symbol		SUFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$303	2.63%

Expenses Paid, Amount		$ 303
Expense Ratio, Percent		2.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 30.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	30.26%	10.17%	9.59%
Class C (with CDSC)‡	29.26%	10.17%	9.59%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 77,712,974	$ 77,712,974
Holdings Count | shares	113	113
Advisory Fees Paid, Amount		$ 538,718
Investment Company, Portfolio Turnover		80.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155973 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Mid Growth Fund
Class Name		Class P
Trading Symbol		SEUPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$219	1.89%

Expenses Paid, Amount		$ 219
Expense Ratio, Percent		1.89%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 31.28%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	31.28%	10.93%	9.71%
S&P 500 Index	36.35%	15.98%	13.32%
Russell Midcap Growth Index	29.33%	11.48%	10.71%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 77,712,974	$ 77,712,974
Holdings Count | shares	113	113
Advisory Fees Paid, Amount		$ 538,718
Investment Company, Portfolio Turnover		80.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000136537 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim StylePlus—Mid Growth Fund
Class Name		Institutional Class
Trading Symbol		GIUIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim StylePlus—Mid Growth Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$169	1.46%

Expenses Paid, Amount		$ 169
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 31.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 36.35% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 29.33% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	31.84%	11.36%	10.72%
S&P 500 Index	36.35%	15.98%	13.38%
Russell Midcap Growth Index	29.33%	11.48%	11.30%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 77,712,974	$ 77,712,974
Holdings Count | shares	113	113
Advisory Fees Paid, Amount		$ 538,718
Investment Company, Portfolio Turnover		80.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$77,712,974
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$538,718

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

Guggenheim Strategy Fund II	34.6%
Guggenheim Strategy Fund III	29.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.0%
Carlisle Companies, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.5%
Owens Corning	0.5%
Toll Brothers, Inc.	0.5%
Williams-Sonoma, Inc.	0.4%
Advanced Drainage Systems, Inc.	0.4%
Top 10 Total	70.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on October 25, 2024, the fund was reorganized into New Age Alpha Mid Growth Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023964 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim World Equity Income Fund
Class Name		Class A
Trading Symbol		SEQAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$134	1.19%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 26.03%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	26.03%	10.05%	7.52%
Class A (with sales charge)†	20.02%	8.98%	7.00%
MSCI World Index (Net)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 52,025,269	$ 52,025,269
Holdings Count | shares	152	152
Advisory Fees Paid, Amount		$ 158,563
Investment Company, Portfolio Turnover		122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000023966 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim World Equity Income Fund
Class Name		Class C
Trading Symbol		SFGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$218	1.94%

Expenses Paid, Amount		$ 218
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 25.05%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	25.05%	9.23%	6.72%
Class C (with CDSC)‡	24.05%	9.23%	6.72%
MSCI World Index (Net)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 52,025,269	$ 52,025,269
Holdings Count | shares	152	152
Advisory Fees Paid, Amount		$ 158,563
Investment Company, Portfolio Turnover		122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000155961 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim World Equity Income Fund
Class Name		Class P
Trading Symbol		SEQPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$135	1.19%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 26.06%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	26.06%	10.06%	7.84%
MSCI World Index (Net)	32.43%	13.04%	10.01%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 52,025,269	$ 52,025,269
Holdings Count | shares	152	152
Advisory Fees Paid, Amount		$ 158,563
Investment Company, Portfolio Turnover		122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
C 000100456 [Member]
Shareholder Report [Line Items]
Fund Name		Guggenheim World Equity Income Fund
Class Name		Institutional Class
Trading Symbol		SEWIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim World Equity Income Fund for the period of October 1, 2023
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$106	0.94%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 26.28%, underperforming the fund's benchmark, the MSCI World Index (Net), which returned 32.43% for the same period.

What factors materially affected the fund's performance over the last year?

An underweight in the Health Care sector and good selection in Consumer Staples were the largest positive contributors to the fund's return. The leading overall detractor from return was security selection, with the Industrials and Health Care sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the MSCI World Index (Net) (the fund's benchmark) in the Information Technology sector, which exacerbated the underperformance. From a country perspective, security selection in Italy, France and China were the largest relative contributors to return. The U.S. was the single largest relative detractor from return. Denmark and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest individual detractor was an underweight in Nvidia Corp.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	26.28%	10.33%	7.80%
MSCI World Index (Net)	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 52,025,269	$ 52,025,269
Holdings Count | shares	152	152
Advisory Fees Paid, Amount		$ 158,563
Investment Company, Portfolio Turnover		122.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$52,025,269
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$158,563

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Country Diversification (% of Total Investments) as of 9.30.24

United States	67.8%
Canada	3.9%
Japan	3.4%
Sweden	3.1%
Italy	3.0%
Ireland	2.4%
Australia	2.3%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.24

NVIDIA Corp.	3.2%
Apple, Inc.	3.2%
Microsoft Corp.	3.0%
Alphabet, Inc. — Class C	2.1%
Amazon.com, Inc.	1.7%
iShares MSCI EAFE ETF	1.5%
SPDR S&P 500 ETF Trust	1.4%
Home Depot, Inc.	1.3%
Johnson & Johnson	1.2%
Novo Nordisk A/S — Class B	1.1%
Top 10 Total	19.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023.

Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.

Material Fund Change Name [Text Block]		Subsequent to the September 30, 2024 year-end, on November 8, 2024, the fund was reorganized into New Age Alpha World Equity Income Fund, a series of New Age Alpha Funds Trust, pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees and shareholders of the fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Core Plus Fund
Class Name	SMA Class
Trading Symbol	GUCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of August 14, 2024 (the commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of August 14, 2024 (the commencement of operations) to September 30, 2024, the fund (SMA Class shares) returned 0.92%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.28% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by carry (or earned income), while duration and credit were minor contributors. The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 50 basis points since the inception of the fund. The allocation is concentrated towards shorter maturity debt of higher credit quality issuers, which we believe offers attractive total return opportunities as issuers take advantage of an accommodating capital markets environment and refinance debt early.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	0.92%
Bloomberg U.S. Aggregate Bond Index	1.28%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,530,894	$ 8,530,894
Holdings Count | shares	75	75
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$8,530,894
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	12.5%
AA	7.3%
A	10.1%
BBB	8.6%
BB	4.0%
B	1.9%
NR3	2.5%
Other Instruments	53.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	2.9%
Cerberus Loan Funding XLVIII LLC	2.3%
PRPM LLC	1.8%
Golub Capital Partners CLO 36M Ltd., 6.80%	1.4%
Five Guys Holdings, Inc., 7.55%	1.2%
SERVPRO Master Issuer LLC, 6.17%	1.2%
Mill City Mortgage Loan Trust, 2.50%	1.2%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	1.2%
Owl Rock CLO XIII LLC, 7.36%	1.2%
Owl Rock CLO X LLC, 7.73%	1.2%
Top 10 Total	15.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	2.9%
Cerberus Loan Funding XLVIII LLC	2.3%
PRPM LLC	1.8%
Golub Capital Partners CLO 36M Ltd., 6.80%	1.4%
Five Guys Holdings, Inc., 7.55%	1.2%
SERVPRO Master Issuer LLC, 6.17%	1.2%
Mill City Mortgage Loan Trust, 2.50%	1.2%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	1.2%
Owl Rock CLO XIII LLC, 7.36%	1.2%
Owl Rock CLO X LLC, 7.73%	1.2%
Top 10 Total	15.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund
Class Name	SMA Class
Trading Symbol	GULDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of August 14, 2024 (the commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of August 14, 2024 (the commencement of operations) to September 30, 2024, the fund (SMA Class shares) returned 0.90%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.28% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by carry (or earned income), while duration was a minor contributor. The fund benefitted from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 50 basis points since the inception of the fund. The allocation is concentrated towards shorter maturity debt of higher credit quality issuers, which we believe offers attractive total return opportunities as issuers take advantage of an accommodating capital markets environment and refinance debt early.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	0.90%
Bloomberg U.S. Aggregate Bond Index	1.28%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,526,974	$ 3,526,974
Holdings Count | shares	54	54
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$3,526,974
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	26.5%
AA	18.0%
A	16.0%
BBB	16.6%
BB	7.7%
B	2.5%
NR3	2.4%
Other Instruments	10.3%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	7.1%
Fortress Credit Opportunities XI CLO Ltd., 6.86%	4.1%
Five Guys Holdings, Inc., 7.55%	3.0%
SERVPRO Master Issuer LLC, 6.17%	2.9%
Mill City Mortgage Loan Trust, 2.50%	2.9%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	2.9%
Owl Rock CLO XIII LLC, 7.36%	2.9%
Owl Rock CLO X LLC, 7.73%	2.9%
FIGRE Trust, 5.06%	2.9%
BRAVO, 5.66%	2.9%
Top 10 Total	34.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Navigator Aviation Ltd., 5.40%	7.1%
Fortress Credit Opportunities XI CLO Ltd., 6.86%	4.1%
Five Guys Holdings, Inc., 7.55%	3.0%
SERVPRO Master Issuer LLC, 6.17%	2.9%
Mill City Mortgage Loan Trust, 2.50%	2.9%
ABPCI Direct Lending Fund CLO V Ltd., 7.48%	2.9%
Owl Rock CLO XIII LLC, 7.36%	2.9%
Owl Rock CLO X LLC, 7.73%	2.9%
FIGRE Trust, 5.06%	2.9%
BRAVO, 5.66%	2.9%
Top 10 Total	34.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | A-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Core Bond Fund
Class Name		Class A
Trading Symbol		SIUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 12.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	12.27%	1.21%	2.50%
Class A (with sales charge)†	7.76%	0.38%	2.01%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 2,093,399,727	$ 2,093,399,727
Holdings Count | shares	771	771
Advisory Fees Paid, Amount		$ 6,266,296
Investment Company, Portfolio Turnover		89.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | C-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Core Bond Fund
Class Name		Class C
Trading Symbol		SDICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$168	1.59%

Expenses Paid, Amount		$ 168
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 11.49%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	11.49%	0.48%	1.76%
Class C (with CDSC) ‡	10.49%	0.48%	1.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 2,093,399,727	$ 2,093,399,727
Holdings Count | shares	771	771
Advisory Fees Paid, Amount		$ 6,266,296
Investment Company, Portfolio Turnover		89.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | P
Shareholder Report [Line Items]
Fund Name		Guggenheim Core Bond Fund
Class Name		Class P
Trading Symbol		SIUPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$89	0.84%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 12.25%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	12.25%	1.20%	2.42%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 2,093,399,727	$ 2,093,399,727
Holdings Count | shares	771	771
Advisory Fees Paid, Amount		$ 6,266,296
Investment Company, Portfolio Turnover		89.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Core Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Core Bond Fund
Class Name		Institutional Class
Trading Symbol		GIUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$56	0.53%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 12.61%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the benchmark was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	12.61%	1.52%	2.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 2,093,399,727	$ 2,093,399,727
Holdings Count | shares	771	771
Advisory Fees Paid, Amount		$ 6,266,296
Investment Company, Portfolio Turnover		89.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$2,093,399,727
Total Number of Portfolio Holdings	771
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$6,266,296

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	51.4%
AA	6.8%
A	16.7%
BBB	16.8%
BB	1.0%
B	0.2%
CCC*	0.0%
CC*	0.0%
C*	0.0%
NR3	0.3%
Other Instruments	6.8%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

*	Less than 0.10% of Total Investments.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.13%	4.2%
U.S. Treasury Notes, 4.63%	3.0%
U.S. Treasury Notes, 3.75%	2.7%
U.S. Treasury Bonds due 05/15/51	2.6%
Uniform MBS 30 Year due 12/01/24	2.6%
U.S. Treasury Notes, 3.38%	2.4%
Uniform MBS 30 Year due 12/01/24	1.8%
Uniform MBS 30 Year due 01/01/25	1.4%
GNMA II 30Year TBA due 10/21/24	1.4%
Fannie Mae, 5.50% due 05/01/53	1.3%
Top 10 Total	23.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | A-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Floating Rate Strategies Fund
Class Name		Class A
Trading Symbol		GIFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$106	1.02%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 7.41%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	7.41%	4.77%	4.05%
Class A (with sales charge)†	4.18%	4.13%	3.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 949,597,913	$ 949,597,913
Holdings Count | shares	327	327
Advisory Fees Paid, Amount		$ 5,600,859
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class C
Shareholder Report [Line Items]
Fund Name		Guggenheim Floating Rate Strategies Fund
Class Name		Class C
Trading Symbol		GIFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$183	1.77%

Expenses Paid, Amount		$ 183
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 6.62%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	6.62%	3.99%	3.28%
Class C (with CDSC)‡	5.63%	3.99%	3.28%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 949,597,913	$ 949,597,913
Holdings Count | shares	327	327
Advisory Fees Paid, Amount		$ 5,600,859
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class P
Shareholder Report [Line Items]
Fund Name		Guggenheim Floating Rate Strategies Fund
Class Name		Class P
Trading Symbol		GIFPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$106	1.02%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 7.41%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	7.41%	4.77%	4.02%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.88%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 949,597,913	$ 949,597,913
Holdings Count | shares	327	327
Advisory Fees Paid, Amount		$ 5,600,859
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Floating Rate Strategies Fund
Class Name		Institutional Class
Trading Symbol		GIFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$81	0.78%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 7.66%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	7.66%	5.01%	4.29%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	4.86%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 949,597,913	$ 949,597,913
Holdings Count | shares	327	327
Advisory Fees Paid, Amount		$ 5,600,859
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Floating Rate Strategies Fund | Class R6
Shareholder Report [Line Items]
Fund Name		Guggenheim Floating Rate Strategies Fund
Class Name		Class R6
Trading Symbol		GIFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$82	0.79%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 7.67%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 9.65% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon rates. Loan demand, driven by record collateralized loan obligation issuance, continued to outpace net new loan issuance. Loan issuance has increased during 2024, but remains predominantly opportunistic (refinancings/repricings); new money M&A volume remains lackluster. Loan issuer fundamentals have remained in-line with historical averages given strong starting levels and resilient earnings growth, although we have continued to see tail-risk in the market. Loans spreads have tightened this year but all-in yields have remained above historical averages. Comparing the fund to the Index, idiosyncratic credit issues in the Communications and Consumer sectors were the primary detractors to relative performance during the reporting period. Credit selection in the Technology sector and the fund's high-yield bond allocation were contributors to performance during the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	7.67%	5.05%	4.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
Credit Suisse Leveraged Loan Index	9.65%	5.60%	5.48%

Performance Inception Date		Mar. 13, 2019
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 949,597,913	$ 949,597,913
Holdings Count | shares	327	327
Advisory Fees Paid, Amount		$ 5,600,859
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$949,597,913
Total Number of Portfolio Holdings	327
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,600,859

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.3%
BBB	6.0%
BB	27.3%
B	53.7%
CCC	4.4%
CC	0.7%
NR3	1.1%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

SPDR Blackstone Senior Loan ETF	2.7%
Arcline FM Holdings, LLC, 9.65%	1.0%
American Bath Group LLC, 8.70%	0.9%
CoreLogic, Inc., 8.46%	0.9%
CTEC III GmbH, 7.01%	0.9%
Pelican Products, Inc., 9.12%	0.9%
Virgin Media Bristol LLC, 7.71%	0.8%
Hayward Industries, Inc., 7.46%	0.8%
VC GB Holdings I Corp., 8.37%	0.8%
Medical Solutions Parent Holdings, Inc., 8.85%	0.7%
Top 10 Total	10.4%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class A
Shareholder Report [Line Items]
Fund Name		Guggenheim High Yield Fund
Class Name		Class A
Trading Symbol		SIHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$109	1.02%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.02%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 14.08%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	14.08%	4.23%	4.50%
Class A (with sales charge)†	9.55%	3.39%	4.00%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 204,093,994	$ 204,093,994
Holdings Count | shares	340	340
Advisory Fees Paid, Amount		$ 905,708
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class A shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.02% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.02% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.
Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Security Investors, LLC as the fund's investment adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class C
Shareholder Report [Line Items]
Fund Name		Guggenheim High Yield Fund
Class Name		Class C
Trading Symbol		SIHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$190	1.78%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 13.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	13.19%	3.41%	3.70%
Class C (with CDSC)‡	12.19%	3.41%	3.70%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 204,093,994	$ 204,093,994
Holdings Count | shares	340	340
Advisory Fees Paid, Amount		$ 905,708
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class C shares) annual expense limit was contractually reduced to 1.69% from 1.91%.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.78% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the contractual reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.78% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the contractual reduction of the fund's annual expense limit.
Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class P
Shareholder Report [Line Items]
Fund Name		Guggenheim High Yield Fund
Class Name		Class P
Trading Symbol		SIHPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$110	1.03%

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 14.00%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

hat factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	14.00%	4.18%	4.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.06%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 204,093,994	$ 204,093,994
Holdings Count | shares	340	340
Advisory Fees Paid, Amount		$ 905,708
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class P shares) annual expense limit was contractually reduced to 0.94% from 1.16%.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.03% for the year ended September 30, 2024, a reduction of 0.13% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.03% for the year ended September 30, 2024, a reduction of 0.13% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.
Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim High Yield Fund
Class Name		Institutional Class
Trading Symbol		SHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$83	0.77%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 14.40%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	14.40%	4.48%	4.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	5.04%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 204,093,994	$ 204,093,994
Holdings Count | shares	340	340
Advisory Fees Paid, Amount		$ 905,708
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Institutional Class shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.77% for the year ended September 30, 2024, a reduction of 0.14% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.
Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim High Yield Fund | Class R6
Shareholder Report [Line Items]
Fund Name		Guggenheim High Yield Fund
Class Name		Class R6
Trading Symbol		SHYSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$81	0.76%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 14.42%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 15.74% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Overall, lower financing costs spurred heavy new issuance volume while strong market conditions resulted in tightening credit spreads. The primary contributors to the fund's performance were exposure to higher quality BB-credit and solid credit selection in the Communications sector. The primary detractor was the fund's exposure to bank loans, which significantly underperformed high yield for the period.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.15.17)
Class R6	14.42%	4.55%	4.47%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.61%
Bloomberg U.S. Corporate High Yield Index	15.74%	4.72%	4.83%

Performance Inception Date		May 15, 2017
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Nov. 29, 2024
Net Assets	$ 204,093,994	$ 204,093,994
Holdings Count | shares	340	340
Advisory Fees Paid, Amount		$ 905,708
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$204,093,994
Total Number of Portfolio Holdings	340
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$905,708

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

A	0.1%
BBB	4.4%
BB	46.2%
B	36.7%
CCC	7.1%
NR3	0.1%
Other Instruments	5.4%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Terraform Global Operating, LP, 6.13%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.0%
Trinity Industries, Inc., 7.75%	0.9%
ITT Holdings LLC, 6.50%	0.9%
CPI CG, Inc., 10.00%	0.8%
GrafTech Finance, Inc., 4.63%	0.8%
Enviri Corp., 5.75%	0.8%
CD&R Smokey Buyer, Inc., 6.75%	0.7%
Focus Financial Partners LLC, 6.75%	0.7%
TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%	0.7%
Top 10 Total	8.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Effective February 21, 2024, the fund's (Class R6 shares) annual expense limit was contractually reduced to 0.69% from 0.91%.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2024, a reduction of 0.04% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.76% for the year ended September 30, 2024, a reduction of 0.04% compared to the prior year. The primary driver of the reduction was the reduction of the fund's annual expense limit.
Material Fund Change Adviser [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | A-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Limited Duration Fund
Class Name		Class A
Trading Symbol		GILDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 8.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.96%	2.79%	2.62%
Class A (with sales charge)†	6.52%	2.32%	2.39%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,472,650,204	$ 4,472,650,204
Holdings Count | shares	593	593
Advisory Fees Paid, Amount		$ 14,155,779
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | C-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Limited Duration Fund
Class Name		Class C
Trading Symbol		GILFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$156	1.50%

Expenses Paid, Amount		$ 156
Expense Ratio, Percent		1.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 8.20%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	8.20%	2.03%	1.85%
Class C (with CDSC)‡	7.20%	2.03%	1.85%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,472,650,204	$ 4,472,650,204
Holdings Count | shares	593	593
Advisory Fees Paid, Amount		$ 14,155,779
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | P
Shareholder Report [Line Items]
Fund Name		Guggenheim Limited Duration Fund
Class Name		Class P
Trading Symbol		GILPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$78	0.75%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 8.96%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	8.96%	2.79%	2.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.64%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,472,650,204	$ 4,472,650,204
Holdings Count | shares	593	593
Advisory Fees Paid, Amount		$ 14,155,779
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Limited Duration Fund
Class Name		Institutional Class
Trading Symbol		GILHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 9.28%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	9.28%	3.06%	2.88%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.63%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,472,650,204	$ 4,472,650,204
Holdings Count | shares	593	593
Advisory Fees Paid, Amount		$ 14,155,779
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Limited Duration Fund | R6
Shareholder Report [Line Items]
Fund Name		Guggenheim Limited Duration Fund
Class Name		Class R6
Trading Symbol		GIKRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 9.33%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 7.23% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance against the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index (the fund's ancillary index) was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage. The fund benefited from its structured credit allocation, which includes various subsectors of asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher on both lower interest rates and tighter credit spreads. This followed increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within investment grade corporates was a key contributor to performance as the fund's investment grade corporate holdings outperformed the Index by 1.2%.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	9.33%	3.07%	3.10%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	7.23%	1.65%	1.96%

Performance Inception Date		Mar. 13, 2019
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,472,650,204	$ 4,472,650,204
Holdings Count | shares	593	593
Advisory Fees Paid, Amount		$ 14,155,779
Investment Company, Portfolio Turnover		42.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$4,472,650,204
Total Number of Portfolio Holdings	593
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$14,155,779

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	43.2%
AA	7.1%
A	18.1%
BBB	17.3%
BB	3.7%
B	0.7%
CCC	0.4%
CC	0.2%
NR3	5.4%
Other Instruments	3.9%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Uniform MBS 15 Year	6.2%
U.S. Treasury Notes, 4.75%	4.5%
U.S. Treasury Notes, 4.38%	3.6%
Uniform MBS 15 Year	3.4%
Uniform MBS 15 Year	2.6%
U.S. Treasury Notes, 4.63%	2.2%
U.S. Treasury Notes, 3.75%	1.5%
U.S. Treasury Inflation Indexed Bonds, 2.13%	1.3%
THL Credit Lake Shore MM CLO I Ltd., 7.26%	1.1%
U.S. Treasury Notes, 3.38%	1.1%
Top 10 Total	27.5%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class A
Shareholder Report [Line Items]
Fund Name		Guggenheim Macro Opportunities Fund
Class Name		Class A
Trading Symbol		GIOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$132	1.25%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 11.92%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	11.92%	3.91%	3.57%
Class A (with sales charge)†	7.42%	3.06%	3.07%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 7,464,947,935	$ 7,464,947,935
Holdings Count | shares	858	858
Advisory Fees Paid, Amount		$ 49,999,504
Investment Company, Portfolio Turnover		24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.25% for the year ended September 30, 2024, a decrease of 0.19% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.25% for the year ended September 30, 2024, a decrease of 0.19% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class C
Shareholder Report [Line Items]
Fund Name		Guggenheim Macro Opportunities Fund
Class Name		Class C
Trading Symbol		GIOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$208	1.97%

Expenses Paid, Amount		$ 208
Expense Ratio, Percent		1.97%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 11.13%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	11.13%	3.15%	2.81%
Class C (with CDSC)‡	10.13%	3.15%	2.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 7,464,947,935	$ 7,464,947,935
Holdings Count | shares	858	858
Advisory Fees Paid, Amount		$ 49,999,504
Investment Company, Portfolio Turnover		24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.97% for the year ended September 30, 2024, a decrease of 0.24% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.97% for the year ended September 30, 2024, a decrease of 0.24% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class P
Shareholder Report [Line Items]
Fund Name		Guggenheim Macro Opportunities Fund
Class Name		Class P
Trading Symbol		GIOPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$140	1.32%

Expenses Paid, Amount		$ 140
Expense Ratio, Percent		1.32%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 11.84%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	11.84%	3.90%	3.53%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.76%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 7,464,947,935	$ 7,464,947,935
Holdings Count | shares	858	858
Advisory Fees Paid, Amount		$ 49,999,504
Investment Company, Portfolio Turnover		24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.32% for the year ended September 30, 2024, a decrease of 0.17% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.32% for the year ended September 30, 2024, a decrease of 0.17% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Macro Opportunities Fund
Class Name		Institutional Class
Trading Symbol		GIOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$97	0.91%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 12.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	12.28%	4.32%	3.97%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	1.66%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 7,464,947,935	$ 7,464,947,935
Holdings Count | shares	858	858
Advisory Fees Paid, Amount		$ 49,999,504
Investment Company, Portfolio Turnover		24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.12% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Macro Opportunities Fund | Class R6
Shareholder Report [Line Items]
Fund Name		Guggenheim Macro Opportunities Fund
Class Name		Class R6
Trading Symbol		GIOSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$97	0.91%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 12.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.49% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its allocation to high yield corporates as spreads in the Bloomberg U.S. Corporate High Yield Bond Index tightened by 99 basis points amid increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Security selection within high yield corporates, collateralized loan obligations, and asset-backed securities was a key contributor to performance as the fund's holdings outperformed representative indices for each of these sectors by 2.0%, 2.6%, and 3.9%, respectively.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (3.13.19)
Class R6	12.28%	4.31%	4.12%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.49%
ICE BofA 3-Month U.S. Treasury Bill Index	5.49%	2.33%	2.34%

Performance Inception Date		Mar. 13, 2019
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 7,464,947,935	$ 7,464,947,935
Holdings Count | shares	858	858
Advisory Fees Paid, Amount		$ 49,999,504
Investment Company, Portfolio Turnover		24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$7,464,947,935
Total Number of Portfolio Holdings	858
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$49,999,504

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	10.5%
AA	0.7%
A	12.6%
BBB	15.5%
BB	16.6%
B	17.2%
CCC	2.5%
CC	2.4%
C*	0.0%
NR3	3.8%
Other Instruments	18.2%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Notes, 4.25%	4.9%
Guggenheim Limited Duration Fund — Class R6	1.8%
Fannie Mae, 5.50%	1.4%
SPDR S&P 500 ETF Trust	1.0%
Freddie Mac, 5.50%	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
AP Grange Holdings, 6.50%	0.6%
BP Capital Markets plc, 4.88%	0.5%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	0.5%
VB-S1 Issuer LLC - VBTEL, 5.27%	0.5%
Top 10 Total	12.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.91% for the year ended September 30, 2024, a decrease of 0.10% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund did not utilize reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | A-Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Municipal Income Fund
Class Name		Class A
Trading Symbol		GIJAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$83	0.79%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 11.10%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	11.10%	0.07%	1.68%
Class A (with sales charge)†	6.65%	-0.75%	1.19%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 20,893,995	$ 20,893,995
Holdings Count | shares	65	65
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		59.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class C
Shareholder Report [Line Items]
Fund Name		Guggenheim Municipal Income Fund
Class Name		Class C
Trading Symbol		GIJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$162	1.54%

Expenses Paid, Amount		$ 162
Expense Ratio, Percent		1.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 10.38%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	10.38%	-0.66%	0.93%
Class C (with CDSC)‡	9.38%	-0.66%	0.93%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 20,893,995	$ 20,893,995
Holdings Count | shares	65	65
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		59.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Class P
Shareholder Report [Line Items]
Fund Name		Guggenheim Municipal Income Fund
Class Name		Class P
Trading Symbol		GIJPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$82	0.78%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 11.20%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	11.20%	0.06%	1.53%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.49%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 20,893,995	$ 20,893,995
Holdings Count | shares	65	65
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		59.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Municipal Income Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		GIJIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$57	0.54%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 11.48%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned 10.37% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was driven by duration positioning and tighter spreads.  School districts and healthcare were the two largest sector allocations and the top two contributors to total return during the year.  Security selection in most sectors helped relative returns.  Tax exempt agency mortgage-backed securities modestly contributed to performance, a welcome reversal from prior periods.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	11.48%	0.33%	1.94%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 20,893,995	$ 20,893,995
Holdings Count | shares	65	65
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		59.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$20,893,995
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	29.7%
AA	49.1%
A	15.1%
BBB	4.2%
BB	1.8%
NR3	0.1%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	5.5%
Michigan Technological University Revenue Bonds, 5.25%	5.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	5.3%
Pennsylvania Housing Finance Agency Revenue Bonds, 4.95%	5.2%
Nebraska Investment Finance Authority Revenue Bonds, 4.95%	5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, 2.25%	4.8%
Westchester County Local Development Corp. Revenue Bonds, 5.75%	4.1%
Newport Mesa Unified School District General Obligation Unlimited	3.5%
Inlivian Revenue Bonds, 2.02%	3.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited	3.1%
Top 10 Total	45.3%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.

Material Fund Change Expenses [Text Block]		Subsequent to the September 30, 2024 year-end, effective November 29, 2024, Guggenheim Partners Investment Management, LLC replaced Securities Investors, LLC as the fund's Investment Adviser in connection with an internal realignment of Guggenheim Investment's lines of business.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class A
Shareholder Report [Line Items]
Fund Name		Guggenheim Total Return Bond Fund
Class Name		Class A
Trading Symbol		GIBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$89	0.84%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 13.04%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	13.04%	1.57%	2.75%
Class A (with sales charge)†	8.51%	0.75%	2.25%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 26,777,806,246	$ 26,777,806,246
Holdings Count | shares	1,620	1,620
Advisory Fees Paid, Amount		$ 77,121,880
Investment Company, Portfolio Turnover		70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.84% for the year ended September 30, 2024, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class A shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.84% for the year ended September 30, 2024, a decrease of 0.07% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class C
Shareholder Report [Line Items]
Fund Name		Guggenheim Total Return Bond Fund
Class Name		Class C
Trading Symbol		GIBCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$170	1.60%

Expenses Paid, Amount		$ 170
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class C shares) returned 12.25%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	12.25%	0.81%	1.98%
Class C (with CDSC)‡	11.25%	0.81%	1.98%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 26,777,806,246	$ 26,777,806,246
Holdings Count | shares	1,620	1,620
Advisory Fees Paid, Amount		$ 77,121,880
Investment Company, Portfolio Turnover		70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.60% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class C shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.60% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class P
Shareholder Report [Line Items]
Fund Name		Guggenheim Total Return Bond Fund
Class Name		Class P
Trading Symbol		GIBLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$90	0.85%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class P shares) returned 13.09%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (5.01.15)
Class P	13.09%	1.57%	2.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.67%

Performance Inception Date		May 01, 2015
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 26,777,806,246	$ 26,777,806,246
Holdings Count | shares	1,620	1,620
Advisory Fees Paid, Amount		$ 77,121,880
Investment Company, Portfolio Turnover		70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.85% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class P shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.85% for the year ended September 30, 2024, a decrease of 0.06% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Total Return Bond Fund
Class Name		Institutional Class
Trading Symbol		GIBIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$58	0.54%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 13.40%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class	13.40%	1.86%	3.06%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 26,777,806,246	$ 26,777,806,246
Holdings Count | shares	1,620	1,620
Advisory Fees Paid, Amount		$ 77,121,880
Investment Company, Portfolio Turnover		70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.54% for the year ended September 30, 2024, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.54% for the year ended September 30, 2024, a decrease of 0.08% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Total Return Bond Fund | Class R6
Shareholder Report [Line Items]
Fund Name		Guggenheim Total Return Bond Fund
Class Name		Class R6
Trading Symbol		GIBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class R6 shares) returned 13.44%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's relative outperformance was primarily driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefited from an overweight allocation to credit, as spreads tightened materially across the broader category. Performance from credit spread tightening in agency residential mortgage-backed securities and investment grade corporates were large drivers of absolute performance, while out-of-benchmark allocations like high yield corporates and structured credit drove most of the relative outperformance. Duration was a large driver of absolute performance given the bull steepening move in U.S. yields.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (10.19.16)
Class R6	13.44%	1.88%	2.63%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.36%

Performance Inception Date		Oct. 19, 2016
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date		Jan. 31, 2025
Net Assets	$ 26,777,806,246	$ 26,777,806,246
Holdings Count | shares	1,620	1,620
Advisory Fees Paid, Amount		$ 77,121,880
Investment Company, Portfolio Turnover		70.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$26,777,806,246
Total Number of Portfolio Holdings	1,620
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$77,121,880

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	46.2%
AA	6.1%
A	14.3%
BBB	15.2%
BB	5.3%
B	2.1%
CCC	0.5%
CC	0.9%
C	0.1%
NR3	2.8%
Other Instruments	6.5%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

U.S. Treasury Bonds due 05/15/51	2.7%
U.S. Treasury Notes, 4.00% due 02/15/34	2.3%
Uniform MBS 30 Year due 12/01/24	2.3%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.9%
U.S. Treasury Notes, 4.13% due 06/15/26	1.7%
Uniform MBS 30 Year due 12/01/24	1.6%
Uniform MBS 30 Year due 01/01/25	1.6%
GNMA II 30Year TBA due 10/21/24	1.4%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Uniform MBS 30 Year due 12/01/24	0.9%
Top 10 Total	17.6%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.49% for the year ended September 30, 2024, a decrease of 0.09% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.

Material Fund Change Expenses [Text Block]		The fund's (Class R6 shares) net expense ratio, which reflects expense waivers and reimbursements and includes certain expenses that are outside of the contractual expense limit, was 0.49% for the year ended September 30, 2024, a decrease of 0.09% compared to the prior year. The primary driver of the decrease was a decrease in interest expense as the fund utilized fewer reverse repurchase agreements during the reporting period.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the fund since September 30, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2025 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number		800 820 0888
Updated Prospectus Web Address		GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Class A
Shareholder Report [Line Items]
Fund Name		Guggenheim Ultra Short Duration Fund
Class Name		Class A
Trading Symbol		GIYAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$61	0.59%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Class A shares) returned 8.16%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Since Inception (11.30.18)
Class A Shares	8.16%	2.75%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	2.02%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	2.31%

Performance Inception Date		Nov. 30, 2018
No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 516,502,806	$ 516,502,806
Holdings Count | shares	169	169
Advisory Fees Paid, Amount		$ 1,144,830
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$516,502,806
Total Number of Portfolio Holdings	169
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,144,830

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	16.9%
AA	10.1%
A	12.6%
BBB	15.7%
BB	1.4%
NR3	7.7%
Other Instruments	35.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Ultra Short Duration Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Guggenheim Ultra Short Duration Fund
Class Name		Institutional Class
Trading Symbol		GIYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]		This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number		800 820 0888
Additional Information Email		GuggenheimClientServices@mufg-is.com
Additional Information Website		GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2023 to September 30, 2024, the fund (Institutional Class shares) returned 8.43%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 5.52% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund's positive performance was driven by credit positioning, duration, and carry (or earned income). The fund benefited from its diverse structured credit allocation, which includes asset-backed securities, collateralized loan obligations, non-agency commercial mortgage-backed securities and non-agency residential mortgage-backed securities, as prices moved higher following increased market optimism on the potential for a soft landing given disinflationary trends and resilient economic data. Duration was a considerable contributor to performance as 2-year and 3-year Treasury yields fell 140 basis points and 125 basis points, respectively, following softer Consumer Price Index ("CPI") reports.

Performance Past Does Not Indicate Future [Text]		The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.24
	One Year	Five Years	Ten Years
Institutional Class Shares	8.43%	3.03%	2.37%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.52%	2.33%	1.63%

No Deduction of Taxes [Text Block]		Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 516,502,806	$ 516,502,806
Holdings Count | shares	169	169
Advisory Fees Paid, Amount		$ 1,144,830
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.24
Net Assets	$516,502,806
Total Number of Portfolio Holdings	169
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,144,830

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.24
Portfolio Composition by Quality Rating[2] (% of Total Investments) as of 9.30.24

AAA	16.9%
AA	10.1%
A	12.6%
BBB	15.7%
BB	1.4%
NR3	7.7%
Other Instruments	35.6%
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[4] (as a % of Net Assets) as of 9.30.24

BX Commercial Mortgage Trust, 6.86%	2.0%
NYMT Loan Trust, 4.67%	1.3%
Golub Capital Partners CLO 49M Ltd., 7.07%	1.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.2%
OSAT Trust, 5.12%	1.1%
Global Payments, Inc., 1.50%	1.1%
Warnermedia Holdings, Inc., 3.64%	1.1%
FS Rialto, 7.01%	1.1%
Macquarie Group Ltd., 1.20%	1.0%
Corebridge Financial, Inc., 3.50%	1.0%
Top 10 Total	12.1%

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]		How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]		What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.